Structured Entities	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Structured Entities
14	Structured Entities

(a)	Consolidated structured entities
U.S. multi-seller conduit
The Bank-sponsored U.S. multi-seller conduit purchases high-quality financial assets from independent third parties (the sellers) funded by the issuance of highly rated asset-backed commercial paper. The sellers continue to service the financial assets and provide credit enhancements through overcollateralization protection and cash reserves.
Each asset purchased by the conduit has a deal-specific liquidity facility provided by the Bank in the form of a Liquidity Asset Purchase Agreement (LAPA). The primary purpose of the LAPA is to provide an alternative source of financing in the event the conduit is unable to access the asset-backed commercial paper market. The administration agent can require the Bank in its capacity as liquidity provider to purchase an interest in the related assets owned by the conduit. The Bank is not obligated to perform under the LAPA agreements in the event the conduit itself is insolvent.
The Bank’s liquidity agreements with the conduit call for the Bank to fund full par value of the assets, including defaulted assets, if any, of the conduit. This facility is available to absorb the losses on defaulted assets, if any, in excess of losses absorbed by deal-specific seller credit enhancements. Further, the Bank holds the subordinated note issued by the conduit.
The Bank’s exposure from the U.S. conduit through the LAPA, including the obligation to purchase defaulted assets and investment in the conduit’s subordinated note, give the Bank the obligation to absorb losses that could potentially be significant to the conduit, which in conjunction with power to direct the conduit’s activities, result in the Bank consolidating the U.S. multi-seller conduit.
The conduit’s assets of $14 billion (2024 – $11 billion) are primarily included in Business and government loans on the Bank’s Consolidated Statement of Financial Position.
There are contractual restrictions on the ability of the Bank’s consolidated U.S. multi-seller conduit to transfer funds to the Bank. The Bank is restricted from accessing the conduit’s assets under the relevant arrangements. The Bank has no rights to the assets owned by the conduit. In the normal course of business, the assets of the conduit can only be used to settle the obligations of the conduit.
Bank funding vehicles and capital vehicles
The Bank uses funding and capital vehicles to facilitate cost-efficient financing of its own operations, including the issuance of covered bonds and notes. Activities of funding structured entities are generally limited to holding an interest in a pool of assets or receivables generated by the Bank. Capital vehicles include Scotiabank LRCN Trust which was established in connection with the Bank’s issuance of qualifying regulatory capital instruments. These structured entities are consolidated due to the Bank’s decision-making power and ability to use that power to affect the returns.
Covered bonds
The Bank has a registered covered bond program through which it issues debt that is guaranteed by Scotiabank Covered Bond Guarantor Limited Partnership (the “LP”). Under this program, the LP purchases uninsured residential mortgages from the Bank, which it acquires with funding provided by the Bank.
As at October 31, 2025, $46.7 billion (2024 – $47.0 billion) covered bonds were outstanding and included in Deposits – Business and government on the Consolidated Statement of Financial Position. The Bank’s outstanding covered bonds are denominated in U.S. dollars, British pounds, Swiss francs, Euros, Canadian Dollars, and Norwegian Kroner. As at October 31, 2025, assets pledged in relation to these covered bonds were uninsured residential mortgages denominated in Canadian dollars of $44.8 billion (2024 – $48.0 billion). These figures exclude activities in connection with covered bonds held by the Bank and that are eliminated upon consolidation.
Credit card receivables securitization trust
The Bank securitizes a portion of its Canadian credit card receivables through a Bank-sponsored structured entity. This entity issues senior and subordinated notes to third-party investors and the proceeds of such issuance are used to purchase co-ownership
interests in credit card receivables originated by the Bank. Recourse of the note holders is limited to the purchased interest.
The Bank is responsible for servicing the transferred credit card receivables as well as performing administrative functions for this entity. As at October 31, 2025, U.S.$2.3 billion ($3.2 billion Canadian dollar equivalent) (2024 – U.S.$2.4 billion, $3.3 billion Canadian dollar equivalent) Class A notes; and U.S.$196 million ($274 million Canadian dollar equivalent) (2024 – U.S.$209 million, $291 million Canadian dollar equivalent) subordinated Class B and Class C notes were outstanding and included in Deposits – Business and government on the Consolidated Statement of Financial Position. As at October 31, 2025, assets pledged in relation to the offered and retained notes were credit card receivables, denominated in Canadian dollars, of $
3.6 billion (2024 – $3.8 billion).
Auto loan receivables securitization trusts
The Bank securitizes a portion of its Canadian auto loan receivables through its Securitized Term Auto Receivables Trust program (SSTRT) and Securitized Term Auto Loan Receivables Trust
2025-A
(START
2025-
A), Bank sponsored consolidated structured entities. The structured entities issue offered notes to third-party investors and retained notes to the Bank. Recourse of the noteholders is limited to the receivables and a cash reserve account.
As at October 31, 2025, U.S. $301 million ($423 million Canadian dollar equivalent) (
October 31, 2024 – nil)
offered notes that were issued to third party investors were outstanding and included in Deposits – Business and government on the Consolidated Statement of Financial Position.
The sale of such receivables does not qualify for derecognition, and the receivables continue to be recognized on the Bank’s Consolidated Statement of Financial Position. As at October 31, 2025, assets pledged in relation to the offered and retained notes were Canadian auto loan receivables, denominated in Canadian dollars of $
4,488 million (2024 – nil).
Scotiabank LRCN Trust
The Bank sponsors the Scotiabank LRCN Trust established in connection with the issuance of limited recourse capital notes. As at October 31, 2025, $8.4 billion (2024 – $5.5 billion)
of externally-issued limited recourse capital notes were outstanding and included in Preferred shares and other equity instruments on the Consolidated Statement of Financial Position. Refer to Note 23(b) – Preferred shares and other equity instruments for further information.
Other
Assets of other consolidated structured entities are comprised of securities, deposits with banks and other assets to meet the Bank’s and customer needs.

(b)	Unconsolidated structured entities
The following table provides information about other structured entities which the Bank does not control and therefore does not consolidate.

	As at October 31, 2025
($ millions)	Canadian multi-seller conduits that the Bank administers		Structured finance entities	Other funding vehicles	Total
Total assets on structured entity’s financial statements	$6,971		$22,746	$2,575	$32,292
Assets recognized on the Bank’s financial statements:
Trading assets	26		709	–	735
Investment securities	–		786	–	786
Loans (1)	–		8,546	–	8,546
Other	–		52	99	151
	26		10,093	99	10,218
Liabilities recognized on the Bank’s financial statements:
Deposits – Business and government	–		–	2,533	2,533
Other	–		–	43	43
	–		–	2,576	2,576
Bank’s maximum exposure to loss	$6,997	(2)	$22,670	$71	$29,738

	As at October 31, 2024
($ millions)	Canadian multi-seller conduits that the Bank administers		Structured finance entities	Other funding vehicles	Total
Total assets (on structured entity’s financial statements)	$6,299		$13,695	$1,870	$21,864
Assets recognized on the Bank’s financial statements:
Trading assets	8		306	–	314
Investment securities	–		842	–	842
Loans (1)	–		4,757	–	4,757
Other	–		35	93	128
	8		5,940	93	6,041
Liabilities recognized on the Bank’s financial statements:
Deposits – Business and government	–		–	1,842	1,842
Derivative financial instruments	–		–	28	28
	–		–	1,870	1,870
Bank’s maximum exposure to loss	$6,307	(2)	$11,469	$76	$17,852

(1)	Loan balances are presented net of allowance for credit losses.
(2)
Excludes up to a maximum amount of $1.6 billion (2024 – $1.4 billion) relating to backstop liquidity facilities provided by the Bank to these multi-seller conduits based on future asset purchases by these conduits.

The Bank’s maximum exposure to loss represents the notional amounts of guarantees, liquidity facilities, and other credit support relationships with the structured entities, the credit risk amount for certain derivative contracts with the entities and the amount invested where the Bank holds an ownership interest in the structured entities. Of the aggregate amount of maximum exposure to loss as at October 31, 2025, the Bank has recorded $10.2 billion (2024 – $6.1 billion), primarily loans issued to structured entities, on the Consolidated Statement of Financial Position.
Canadian multi-seller conduits that the Bank administers
In 2025, the Bank established Temperance Street Funding Trust, a Canadian multi-seller conduit. The Bank sponsors a total of three Canadian multi-seller conduits. The conduits purchase assets from independent third parties (the sellers) funded by the issuance of asset-backed commercial paper. The sellers continue to service the assets and provide credit enhancements through overcollateralization protection and cash reserves. The Bank has no rights to these assets as they are available to support the obligations of the respective programs but manages the commercial paper selling programs for a fee. To ensure timely repayment of the commercial paper, each asset pool financed by the multi-seller conduits has a deal-specific LAPA or liquidity agreement (LA) with the Bank. Pursuant to the terms of the LAPA or LA, the Bank as the liquidity provider is obligated to purchase non-defaulted
assets, transferred by the conduit at the conduit’s original cost as reflected in the table above. In most cases, the liquidity agreements do not require the Bank to purchase defaulted assets. Additionally, the Bank has not provided any program-wide credit enhancement to these conduits.
Although the Bank has power over the relevant activities of the conduits, it has limited exposure to variability in returns, which results in the Bank not consolidating the three Canadian conduits.
Structured finance entities
The Bank has interests in structured entities used to assist corporate clients in accessing cost-efficient financing through their securitization structures. The Bank may act as an administrator, an investor or a combination of both in these types of structures.
The Bank provides senior credit facilities to unaffiliated structured entities that are established by third parties to acquire and/or originate loans for the purposes of issuing collateralized loan obligations (CLOs). These credit facilities benefit from subordinated capital provided by either the collateral manager or third-party investors via subordinated financing, capital injection or asset contribution. Subordinated capital represents the first loss tranche which absorbs losses prior to the Bank’s senior exposure. The Bank’s broker-dealer affiliate acts as the arranger and placement agent for the CLOs. Proceeds from the sale of the CLOs are used to repay the senior credit facilities. The Bank does not consolidate these entities as it does not have decision making power over their relevant activities, which include the acquisition and/or origination of loans and overall management of the underlying portfolio. As at October 31, 2025, the Bank has funded $8,114 million of the credit facilities provided to these structured entities (October 31, 2024 – $4,243 million).
Other
off-balance
sheet arrangements
The Bank uses a funding vehicle to transfer credit exposure on certain loan assets and purchases credit protection against eligible credit events from this vehicle. The vehicle collateralizes its obligation using cash proceeds received through the issuance of guarantee-linked notes. Loan assets are not sold or assigned to the vehicle and remain on the Bank’s Consolidated Statement of Financial Position. The total principal balance of guarantee-linked notes issued by this vehicle and outstanding was $1,697 million as at October 31, 2025 (October 31, 2024 – $1,002 million). These are included in Deposits – Business and government on the Bank’s Consolidated Statement of Financial Position.
Although the Bank has power over the relevant activities of these vehicles, it has limited exposure to variability in returns, which results in the Bank not consolidating these vehicles.

(c)	Other unconsolidated Bank-sponsored entities
The Bank sponsors unconsolidated structured entities including mutual funds, in which it has insignificant or no interest at the reporting date. The Bank is a sponsor when it is significantly involved in the design and formation at inception of the structured entities, and the Bank’s name is used by the structured entities to create an awareness of the instruments being backed by the Bank’s reputation and obligation. The Bank also considers other factors, such as its continuing involvement and obligations to determine if, in substance, the Bank is a sponsor.
As at October 31, 2025, the Bank earned $2,851 million (2024 – $2,547 million) in revenue from unconsolidated Bank-sponsored mutual fund entities.